Supplement to the
Fidelity® International Small Cap Fund
December 30, 2013
Prospectus

A special meeting of Fidelity® International Small Cap Fund shareholders was held on March 18, 2014. Shareholders approved a new management contract that will change the performance adjustment index. This change will take effect on April 1, 2014.

The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" beginning on page 5.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (Japan) Inc. (FMR Japan), and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Sam Chamovitz (portfolio manager) has managed the fund since February 2014.

The following information replaces similar information for Fidelity Management & Research (Japan) Inc., FIL Investment Advisors (UK) Limited, and FIL Investments (Japan) Limited found in the "Fund Management" section beginning on page 23.

  FMR Japan, at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for the fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. Currently, FMR Japan has day-to-day responsibility for choosing investments for the fund. FMR Japan is an affiliate of the Adviser.
  FIL Investment Advisors (UK) Limited (FIA(UK)), at Oakhill House, 130 Tonbridge Road, Hildenborough, TN11 9DZ, United Kingdom, serves as a sub-adviser for the fund. As of June 30, 2013, FIA(UK) had approximately $6.4 billion in discretionary assets under management. FIA(UK) may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  FIL Investments (Japan) Limited (FIJ), at Shiroyama Trust Tower, 4-3-1, Toranomon, Minato-ku, Tokyo 105-6019, Japan, serves as a sub-adviser for the fund. As of March 31, 2013, FIJ had approximately $14.0 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
ISC-14-02  March 26, 2014
1.778063.126

The following information replaces the biographical information for Dale Nicholls, Nicholas Price, and Colin Stone found in the "Fund Management" section on page 24.

Sam Chamovitz is portfolio manager of the fund, which he has managed since February 2014. Since joining Fidelity Investments in 2007, Mr. Chamovitz has worked as a research analyst and portfolio manager.

Effective April 1, 2014, the following information replaces the similar information found in the "Fund Management" section on page 24.

The fund pays a management fee to the Adviser. The management fee is calculated and paid to the Adviser every month. The fee is determined by calculating a basic fee and then applying a performance adjustment. The performance adjustment either increases or decreases the management fee, depending on how well the fund has performed relative to a blend of the performance of the MSCI® EAFE® Small Cap Index and the MSCI All Country World (ACWI) ex U.S. Small Cap Index.

Effective April 1, 2014, the following information supplements the similar information found in the "Fund Management" section on page 24.

For the period prior to April 1, 2014, the fund compares its performance to the MSCI EAFE Small Cap Index. For the period beginning April 1, 2014, the fund compares its performance to the MSCI ACWI ex U.S. Small Cap Index. Because the performance adjustment is based on a rolling 36 month measurement period, during a transition period the fund's performance will be compared to a blended index return that reflects the performance of the MSCI ACWI ex U.S. Small Cap Index for the portion of the 36 month performance measurement period beginning April 1, 2014 and the performance of the MSCI EAFE Small Cap Index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the MSCI EAFE Small Cap Index will be eliminated from the performance adjustment calculation, and the calculation will include only the performance of the MSCI ACWI ex U.S. Small Cap Index.

Effective April 1, 2014, the following information replaces the similar information found in the "Fund Management" section on page 25.

The performance adjustment rate is calculated monthly by comparing over the performance period the fund's performance to that of a blend of the performance of the MSCI EAFE Small Cap Index and the MSCI ACWI ex U.S. Small Cap Index.

Effective April 1, 2014, the following information supplements similar information found under the heading "Additional Index Information" in the "Appendix" section on page 28.

MSCI ACWI ex U.S. Small Cap Index measures non-US small cap performance across 22 developed market countries, including Canada, and 22 emerging market countries. Index returns for periods after March 31, 2014 are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

Supplement to the
Fidelity Advisor® International Small Cap Fund
Class A, Class T, Class B, and Class C
December 30, 2013
Prospectus

A special meeting of Fidelity® International Small Cap Fund shareholders was held on March 18, 2014. Shareholders approved a new management contract that will change the performance adjustment index. This change will take effect on April 1, 2014.

The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 7.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (Japan) Inc. (FMR Japan), and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7

Sam Chamovitz (portfolio manager) has managed the fund since February 2014.

The following information replaces similar information for Fidelity Management & Research (Japan) Inc., FIL Investment Advisors (UK) Limited, and FIL Investments (Japan) Limited found in the "Fund Management" section beginning on page 25.

  FMR Japan, at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for the fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. Currently, FMR Japan has day-to-day responsibility for choosing investments for the fund. FMR Japan is an affiliate of the Adviser.
  FIL Investment Advisors (UK) Limited (FIA(UK)), at Oakhill House, 130 Tonbridge Road, Hildenborough, TN11 9DZ, United Kingdom, serves as a sub-adviser for the fund. As of June 30, 2013, FIA(UK) had approximately $6.4 billion in discretionary assets under management. FIA(UK) may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  FIL Investments (Japan) Limited (FIJ), at Shiroyama Trust Tower, 4-3-1, Toranomon, Minato-ku, Tokyo 105-6019, Japan, serves as a sub-adviser for the fund. As of March 31, 2013, FIJ had approximately $14.0 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
AISC-14-02  March 26, 2014
1.790649.129

The following information replaces the biographical information for Dale Nicholls, Nicholas Price, and Colin Stone found in the "Fund Management" section on page 26.

Sam Chamovitz is portfolio manager of the fund, which he has managed since February 2014. Since joining Fidelity Investments in 2007, Mr. Chamovitz has worked as a research analyst and portfolio manager.

Effective April 1, 2014, the following information replaces the similar information found in the "Fund Management" section on page 26.

The fund pays a management fee to the Adviser. The management fee is calculated and paid to the Adviser every month. The fee is determined by calculating a basic fee and then applying a performance adjustment. The performance adjustment either increases or decreases the management fee, depending on how well the fund has performed relative to a blend of the performance of the MSCI® EAFE® Small Cap Index and the MSCI All Country World (ACWI) ex U.S. Small Cap Index.

Effective April 1, 2014, the following information supplements the similar information found in the "Fund Management" section on page 26.

For the period prior to April 1, 2014, the fund compares its performance to the MSCI EAFE Small Cap Index. For the period beginning April 1, 2014, the fund compares its performance to the MSCI ACWI ex U.S. Small Cap Index. Because the performance adjustment is based on a rolling 36 month measurement period, during a transition period the fund's performance will be compared to a blended index return that reflects the performance of the MSCI ACWI ex U.S. Small Cap Index for the portion of the 36 month performance measurement period beginning April 1, 2014 and the performance of the MSCI EAFE Small Cap Index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the MSCI EAFE Small Cap Index will be eliminated from the performance adjustment calculation, and the calculation will include only the performance of the MSCI ACWI ex U.S. Small Cap Index.

Effective April 1, 2014, the following information replaces the similar information found in the "Fund Management" section on page 27.

The performance adjustment rate is calculated monthly by comparing over the performance period the fund's performance to that of a blend of the performance of the MSCI EAFE Small Cap Index and the MSCI ACWI ex U.S. Small Cap Index.

Effective April 1, 2014, the following information supplements similar information found under the heading "Additional Index Information" in the "Appendix" section on page 43.

MSCI ACWI ex US Small Cap Index measures non-US small cap performance across 22 developed market countries, including Canada, and 22 emerging market countries. Index returns for periods after March 31, 2014 are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

Supplement to the
Fidelity Advisor® International Small Cap Fund
Institutional Class
December 30, 2013
Prospectus

A special meeting of Fidelity® International Small Cap Fund shareholders was held on March 18, 2014. Shareholders approved a new management contract that will change the performance adjustment index. This change will take effect on April 1, 2014.

The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Adviser" on page 6.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (Japan) Inc. (FMR Japan), and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Sam Chamovitz (portfolio manager) has managed the fund since February 2014.

The following information replaces similar information for Fidelity Management & Research (Japan) Inc., FIL Investment Advisors (UK) Limited, and FIL Investments (Japan) Limited found in the "Fund Management" section beginning on page 23.

  FMR Japan, at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for the fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. Currently, FMR Japan has day-to-day responsibility for choosing investments for the fund. FMR Japan is an affiliate of the Adviser.
  FIL Investment Advisors (UK) Limited (FIA(UK)), at Oakhill House, 130 Tonbridge Road, Hildenborough, TN11 9DZ, United Kingdom, serves as a sub-adviser for the fund. As of June 30, 2013, FIA(UK) had approximately $6.4 billion in discretionary assets under management. FIA(UK) may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  FIL Investments (Japan) Limited (FIJ), at Shiroyama Trust Tower, 4-3-1, Toranomon, Minato-ku, Tokyo 105-6019, Japan, serves as a sub-adviser for the fund. As of March 31, 2013, FIJ had approximately $14.0 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
AISCI-14-02  March 26, 2014
1.790650.125

The following information replaces the biographical information for Dale Nicholls, Nicholas Price, and Colin Stone found in the "Fund Management" section on page 24.

Sam Chamovitz is portfolio manager of the fund, which he has managed since February 2014. Since joining Fidelity Investments in 2007, Mr. Chamovitz has worked as a research analyst and portfolio manager.

Effective April 1, 2014, the following information replaces the similar information found in the "Fund Management" section on page 24.

The fund pays a management fee to the Adviser. The management fee is calculated and paid to the Adviser every month. The fee is determined by calculating a basic fee and then applying a performance adjustment. The performance adjustment either increases or decreases the management fee, depending on how well the fund has performed relative to a blend of the performance of the MSCI® EAFE® Small Cap Index and the MSCI All Country World (ACWI) ex U.S. Small Cap Index.

Effective April 1, 2014, the following information supplements the similar information found in the "Fund Management" section on page 24.

For the period prior to April 1, 2014, the fund compares its performance to the MSCI EAFE Small Cap Index. For the period beginning April 1, 2014, the fund compares its performance to the MSCI ACWI ex U.S. Small Cap Index. Because the performance adjustment is based on a rolling 36 month measurement period, during a transition period the fund's performance will be compared to a blended index return that reflects the performance of the MSCI ACWI ex U.S. Small Cap Index for the portion of the 36 month performance measurement period beginning April 1, 2014 and the performance of the MSCI EAFE Small Cap Index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the MSCI EAFE Small Cap Index will be eliminated from the performance adjustment calculation, and the calculation will include only the performance of the MSCI ACWI ex U.S. Small Cap Index.

Effective April 1, 2014, the following information replaces the similar information found in the "Fund Management" section on page 25.

The performance adjustment rate is calculated monthly by comparing over the performance period the fund's performance to that of a blend of the performance of the MSCI EAFE Small Cap Index and the MSCI ACWI ex U.S. Small Cap Index.

Effective April 1, 2014, the following information supplements similar information found under the heading "Additional Index Information" in the "Appendix" section on page 28.

MSCI ACWI ex US Small Cap Index measures non-US small cap performance across 22 developed market countries, including Canada, and 22 emerging market countries. Index returns for periods after March 31, 2014 are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

Supplement to the

Fidelity® International Small Cap Fund (FISMX) and Fidelity International Small Cap Opportunities Fund (FSCOX)

Fidelity International Small Cap Fund is a Class of shares of Fidelity International Small Cap Fund and Fidelity International Small Cap Opportunities Fund is a Class of shares of Fidelity International Small Cap Opportunities Fund

Funds of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2013

A special meeting of Fidelity International Small Cap Fund shareholders was held on March 18, 2014. Shareholders approved a new management contract that will change the performance adjustment index. This change will take effect on April 1, 2014.

Effective April 1, 2014, the following information replaces the similar information under "Computing the Performance Adjustment" in the "Management Contracts" section on page 51.

Computing the Performance Adjustment. The basic fee for each of Fidelity International Small Cap Fund and Fidelity International Small Cap Opportunities Fund is subject to upward or downward adjustment, depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record over the same period of a blend of the MSCI® EAFE® Small Cap Index and the MSCI All Country World (ACWI) ex U.S. Small Cap Index for Fidelity International Small Cap Fund and the MSCI EAFE Small Cap Index for Fidelity International Small Cap Opportunities Fund. The performance period consists of the most recent month plus the previous 35 months.

For the period prior to April 1, 2014, Fidelity International Small Cap Fund compares its performance to the MSCI EAFE Small Cap Index (Prior Index). For the period beginning April 1, 2014, Fidelity International Small Cap Fund compares its performance to the MSCI ACWI ex U.S. Small Cap Index (Current Index). Because the performance adjustment is based on a rolling 36 month measurement period, during a transition period Fidelity International Small Cap Fund's performance will be compared to a 36 month blended index return that reflects the performance of the Current Index for the portion of the 36 month performance measurement period beginning April 1, 2014 and the performance of the Prior Index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the Prior Index will be eliminated from the performance adjustment calculation, and the calculation will include only the performance of the Current Index.

Effective April 1, 2014, the following information replaces the similar information found in the "Management Contracts" section on page 51.

The records of the MSCI EAFE Small Cap Index and the MSCI ACWI ex U.S. Small Cap Index for Fidelity International Small Cap Fund are based on change in value and each is adjusted for any cash distributions from the companies whose securities compose the indexes. Because the adjustment to the basic fee is based on Fidelity International Small Cap Fund's performance compared to the blended investment records of the MSCI EAFE Small Cap Index and the MSCI ACWI ex U.S. Small Cap Index, the controlling factor is not whether the fund's performance is up or down per se, but whether it is up or down more or less than the blended records of the indexes. The record of the MSCI EAFE Small Cap Index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the index. Because the adjustment to the basic fee is based on Fidelity International Small Cap Opportunities Fund's performance compared to the investment record of the index, the controlling factor is not whether the fund's performance is up or down per se, but whether it is up or down more or less than the record of the MSCI EAFE Small Cap Index. Moreover, the comparative investment performance of each fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

The index returns for the MSCI EAFE Small Cap Index are adjusted for tax withholding at treaty rates applicable to U.S.-based mutual funds organized as Massachusetts business trusts. The index returns for the MSCI ACWI ex U.S. Small Cap Index, for periods after March 31, 2014, are adjusted for tax withholding at treaty rates applicable to U.S.-based mutual funds organized as Massachusetts business trusts.

ISCB-14-01  March 26, 2014
1.782429.113